Vista Outdoor Inc. - 10-K Other Current Liabilities (Tables) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Other Current Liabilities [Line Items]
Schedule of major categories of other current and long-term accrued liabilities
The major categories of current liabilities are as follows:

	June 30, 2024	March 31, 2024
Warranty liability	$7,993	$8,083
Accrual for in-transit inventory	19,967	5,570
Operating lease liabilities	15,295	14,673
Contingent consideration	2,806	750
Other	101,536	100,276
Total other current liabilities	$147,597	$129,352

The major categories of current liabilities are as follows:

	March 31,
	2024	2023
Warranty liability	$8,083	$5,441
Accrual for in-transit inventory	5,570	9,810
Operating lease liabilities	14,673	16,351
Contingent consideration	750	8,586
Other	100,276	106,189
Total other current liabilities	$129,352	$146,377

Schedule of Product Warranty Liability
The following is a reconciliation of the changes in our combined current and long-term product warranty liability during the periods presented:

Balance as of March 31, 2022	$9,073
Payments made	(4,676)
Warranties issued	4,827
Changes related to pre-existing warranties and other adjustments	328
Balance as of March 31, 2023	9,552
Payments made	(6,834)
Warranties issued	12,119
Changes related to pre-existing warranties and other adjustments	(3,785)
Balance as of March 31, 2024	$11,052